Accrued Occupancy Costs - 10K (Tables)	8 Months Ended
Jan. 07, 2024
Payables and Accruals [Abstract]
Schedule of Accrued Occupancy Costs
Below are the Company’s long term deferred rent payment obligations as of April 30, 2023 by fiscal year:

Long-term Accrued Occupancy Costs
2025	$1,800
2026	220
Total long-term accrued occupancy costs	$2,020